Available-for-sale securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities
Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Insurance Services, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These investments are primarily included in Other assets in Statement 3.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 3).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

	December 31, 2013			December 31, 2012			December 31, 2011
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$10	$—	$10	$10	$—	$10	$10	$—	$10
Other U.S. and non-U.S. government bonds	119	1	120	144	2	146	90	2	92

Corporate bonds
Corporate bonds	612	21	633	626	38	664	542	30	572
Asset-backed securities	72	—	72	96	—	96	112	(1)	111

Mortgage-backed debt securities
U.S. governmental agency	322	(1)	321	291	8	299	297	13	310
Residential	18	—	18	26	(1)	25	33	(3)	30
Commercial	87	6	93	117	10	127	142	3	145

Equity securities
Large capitalization value	173	81	254	147	38	185	127	21	148
Smaller company growth	25	24	49	22	12	34	22	7	29
Total	$1,438	$132	$1,570	$1,479	$107	$1,586	$1,375	$72	$1,447

During 2013, 2012 and 2011, charges for other-than-temporary declines in the market values of securities were $1 million, $2 million and $5 million, respectively.  These charges were accounted for as realized losses and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2013
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$159	$2	$1	$—	$160	$2
Asset-backed securities	6	—	20	1	26	1

Mortgage-backed debt securities
U.S. governmental agency	140	4	65	2	205	6
Total	$305	$6	$86	$3	$391	$9

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2012
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Asset-backed securities	$—	$—	$20	$3	$20	$3

Mortgage-backed debt securities
U.S. governmental agency	84	1	15	—	99	1
Residential	—	—	14	1	14	1

Equity securities
Large capitalization value	25	2	10	1	35	3
Total	$109	$3	$59	$5	$168	$8

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:
	December 31, 2011
	Less than 12 months [1]		12 months or more [1]		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds
Corporate bonds	$54	$1	$1	$—	$55	$1
Asset-backed securities	1	—	20	5	21	5

Mortgage-backed debt securities
U.S. governmental agency	51	1	—	—	51	1
Residential	3	—	18	3	21	3
Commercial	15	—	8	1	23	1

Equity securities
Large capitalization value	36	5	6	1	42	6
Smaller company growth	4	1	—	—	4	1
Total	$164	$8	$53	$10	$217	$18

[1]	Indicates length of time that individual securities have been in a continuous unrealized loss position.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds and asset-backed securities relate to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2013.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities are a function of higher delinquencies, default rates and underlying market yields since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2013.

The cost basis and fair value of the available-for-sale debt securities at December 31, 2013, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2013
(Millions of dollars)	Cost Basis	Fair Value
Due in one year or less	$187	$188
Due after one year through five years	572	592
Due after five years through ten years	24	25
Due after ten years	30	30
U.S. governmental agency mortgage-backed securities	322	321
Residential mortgage-backed securities	18	18
Commercial mortgage-backed securities	87	93
Total debt securities – available-for-sale	$1,240	$1,267

Sales of Securities:
	Years Ended December 31,
(Millions of dollars)	2013	2012	2011
Proceeds from the sale of available-for-sale securities	$449	$306	$247
Gross gains from the sale of available-for-sale securities	$22	$6	$4
Gross losses from the sale of available-for-sale securities	$2	$—	$1